MAJOR CUSTOMER	6 Months Ended
Jun. 30, 2016
Risks and Uncertainties [Abstract]
MAJOR CUSTOMER
NOTE 12:       MAJOR CUSTOMER

The following table sets forth one customer that represented more than 10% of the Company’s total revenues in each of the periods presented below:

	Six months ended June 30,
	2015	2016

Customer A	90%	52%